SCHEDULE OF GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total	$ 1,327,258	$ 1,327,259	$ 1,278,509
Accumulated amortization	(365,555)	(302,730)	(57,845)
Net	961,703	1,024,529	1,220,664
Stock Purchase Agreement [Member] | Lyell Environmental Services Inc [Member] | Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Total	134,925	134,925	86,176
Customer Lists [Member] | Stock Purchase Agreement [Member] | Lyell Environmental Services Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Total	1,083,333	1,083,333	1,083,333
Customer Lists [Member] | Asset Purchase Agreement [Member] | Amwaste Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 109,000	$ 109,000	$ 109,000